Convertible Notes Payable	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 6 – Convertible Notes Payable

On June 26, 2017 IronClad entered into a Securities Purchase Agreement to issue a 12% convertible note payable for an aggregate principal amount of $78,500 with the intent of meeting certain conditions precedent to closing and funding on or before July 7, 2017.  The closing conditions were met prior to that date and the convertible note payable was closed and funded on July 6, 2017.  The Company received cash proceeds of $75,000 net of transaction costs of $3,500.  See also Note 11.

On August 8, 2016, InterLok issued two 5% convertible senior promissory notes for a principal amount of $30,000 each and, on August 16, 2016, issued one 5% convertible senior promissory note for $150,000 for an aggregate principal amount of $210,000.  Interest costs accrued on the unpaid principal balances at five percent (5%) annually until the principal amount and all interest accrued thereon was paid at the earlier of 1) the maturity date two years later on August 8, 2018 or August 16, 2018, respectively, or 2) on the conversion of the notes into shares of common stock at a price equal to a conversion price of $0.15 per share.

The notes automatically converted into shares of common stock at a conversion price of $0.15 per share, subject to adjustment under certain circumstances in the event of an acquisition transaction or a public offering event.  The Company could not enter into an acquisition or public offering event without the prior written approval of any of the note holders.  If any holder declined to provide approval for an acquisition transaction or public offering, the Company could have immediately prepaid the entire outstanding principal amounts and accrued interest amounts on the notes.  Two of the notes contained the option to purchase additional shares of common stock.

During the period ended March 31, 2017, the principal balances of all three 5% convertible senior promissory notes were converted into 1,400,000 shares of IronClad Class A common stock.  Accrued interest of $6,115 on the notes was paid in cash during the quarter ended June 30, 2017.